Reverse Merger - Other Information (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 18, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Common stock, shares, outstanding (in shares)	13,010,867	12,823,665		0
Neoleukin
Business Acquisition [Line Items]
Common stock, shares, outstanding (in shares)			2,351,030
Short term investments			$ 53.9
Asset acquisition, recognized identifiable assets acquired and liabilities assumed, cash and equivalents			22.2
Other assets			0.8
Lease obligation			10.9
Accrued payroll			3.8
Other accrued costs and accounts payable			$ 6.3
Neoleukin | Pre-Funded Warrant
Business Acquisition [Line Items]
Class of warrant or right, outstanding (in shares)			425,987